Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties

Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2 0 2 0	2 0 1 9	2 0 1 8

Holding company
Interest expense	$-	$-	$7,346
Interest income	41,034	265,200	210,514

Management staff
Administrative services expenditures	199,488	23,548	23,494

Other related parties
Sales	188,082	249,560	20,375
Purchases	27,507	438,052	372,759
Direct short-term benefits (*)	90,562	106,631	90,600

(*) Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of Balances Receivable from and Payable to Related Parties

Balances receivable from and payable to related parties are as follows:

	December 31,
	2 0 2 0	2 0 1 9
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$6,073	$-
Cá. Laminadora Vista Hermosa, S.A. de C.V.	611	-
Operadora compañía Mexicana de Tubos, S.A. de C.V.	848	-
Cía Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	-
Operadora Perfiles Sigosa, S.A. de C.V.	3,452	-
Operadora Construalco, S.A. de C.V.	3,320	717
Operadora Industrial de Herramientas, S.A. de C.V.	411	38
Perfiles Comerciales Sigosa, S.A. de C.V.		2,250
Joist del Golfo, S.A. de C.V.	12,192	5,105
Ferrovisa, S.A.	17,762
Others	782	5,816
	$52,706	$13,925

	December 31,
	2 0 2 0	2 0 1 9
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$858,510	$780,989
Perfiles Comerciales Sigosa, S.A. de C.V.	150,233	142,268
	$1,008,743	$923,257
Total, long-term	$1,657,024	$1,571,538

	2 0 2 0	2 0 1 9
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$4,625	$1,853
Industrias CH, S.A.B. de C.V.	214,294	208,223
Perfiles Comeciales Sigosa, S.A. de C.V.	1,292	3,632
Holding Protel, S.A. de C.V.	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	1,404	1,904
Operadora Perfiles Sigosa, S.A. de C.V.	3,855	5,850
Operadora Pytsa Industrial, S.A. de C.V.	9,073	8,233
Comercializadora SIGOSA, S.A. de C.V.	102,067	0
Compañia Manufacturera de Tubos, S.A. de C.V.	7,377	9,631
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	6,287	0
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	634	-
Others	352	1,949
	$351,511	$241,526